Financial assets and liabilities at fair value (Details) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Book value of financial assets	kr 359,484	kr 357,401
Book value of financial liabilities	330,222	330,373
Fair value of financial assets	360,634	358,538
Fair value of financial liabilities	330,209	330,196
Surplus value (+) /Deficit value (-), financial assets	1,150	1,137
Surplus value (+) /Deficit value (-) financial liabilities	(13)	(177)
Borrowing from credit institutions
Disclosure of detailed information about financial instruments
Book value of financial liabilities	8,607	3,628
Fair value of financial liabilities	8,607	3,628
Debt securities issued
Disclosure of detailed information about financial instruments
Book value of financial liabilities	316,388	314,108
Fair value of financial liabilities	316,375	313,931
Surplus value (+) /Deficit value (-) financial liabilities	(13)	(177)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial liabilities	5,227	12,637
Fair value of financial liabilities	5,227	12,637
Cash and cash equivalents
Disclosure of detailed information about financial instruments
Book value of financial assets	5,219	3,482
Fair value of financial assets	5,219	3,482
Treasuries/government bonds
Disclosure of detailed information about financial instruments
Book value of financial assets	4,150	11,525
Fair value of financial assets	4,150	11,525
Other interest-bearing securities except loans
Disclosure of detailed information about financial instruments
Book value of financial assets	52,843	41,561
Fair value of financial assets	52,843	41,561
Loans in the form of interest-bearing securities
Disclosure of detailed information about financial instruments
Book value of financial assets	48,726	51,227
Fair value of financial assets	49,951	52,519
Surplus value (+) /Deficit value (-), financial assets	1,225	1,292
Loans to credit institutions
Disclosure of detailed information about financial instruments
Book value of financial assets	13,529	19,009
Fair value of financial assets	13,863	19,260
Surplus value (+) /Deficit value (-), financial assets	334	251
Loans to the public
Disclosure of detailed information about financial instruments
Book value of financial assets	224,354	224,165
Fair value of financial assets	223,945	223,759
Surplus value (+) /Deficit value (-), financial assets	(409)	(406)
Derivatives
Disclosure of detailed information about financial instruments
Book value of financial assets	10,643	6,432
Fair value of financial assets	10,643	kr 6,432
Shares
Disclosure of detailed information about financial instruments
Book value of financial assets	20
Fair value of financial assets	kr 20